RELATED PARTY TRANSACTIONS (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 12, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) director	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) director	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Series C-1
Related Party Transaction [Line Items]
Number of current elected Directors who is an employee of shareholder | director						1
Number of current elected Directors | director				1
Series D-1
Related Party Transaction [Line Items]
Number of current elected Directors who is an employee of shareholder | director						1
Number of current elected Directors | director				2		2
Inventory purchases | Series C-1
Related Party Transaction [Line Items]
Purchases from related party		$ 2,994,470	$ 3,073,875	$ 9,591,187	$ 10,201,409	$ 12,880,934	$ 13,879,944	$ 10,074,206
Inventory purchases | Series D-1
Related Party Transaction [Line Items]
Purchases from related party		440,068	991,990	1,377,125	3,070,601	3,878,138	2,267,312	937,033
Dunnage purchases | Series D-1
Related Party Transaction [Line Items]
Purchases from related party		658,312	607,474	1,819,864	2,072,945	2,729,376	2,747,384	1,619,350
Volume rebates and incentives received | Series C-1
Related Party Transaction [Line Items]
Revenue from related party		10,513	68,437	214,258	727,087	908,867	1,674,169	1,266,562
Volume rebates and incentives received | Series D-1
Related Party Transaction [Line Items]
Revenue from related party		$ 719	$ 0	$ 5,719	$ 25,937	$ 25,937	230,848	$ 45,895
Fees recognized for the proof of concept
Related Party Transaction [Line Items]
Revenue from related party							$ 300,000
AEON.
Related Party Transaction [Line Items]
Allocated transaction price	$ 7,300,000
AEON Malaysia
Related Party Transaction [Line Items]
Allocated transaction price	4,500,000
Software maintenance services	$ 20,000